Investment in securities - Investment Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale
Within 3 months	$ 0
3 to 12 months	17,988
1 to 5 years	120,573
5 to 10 years	0
Over 10 years	0
No specific or single maturity	2,044,188
Carrying amount	2,182,749	$ 3,317,440
Trading, Available-for-sale and Held-to-maturity Securities
Within 3 months	0
3 to 12 months	17,988
1 to 5 years	120,573
5 to 10 years	0
Over 10 years	0
No specific or single maturity	4,116,803
Carrying amount	4,255,364
US dollars
Trading, Available-for-sale and Held-to-maturity Securities
Within 3 months	0
3 to 12 months	17,988
1 to 5 years	120,573
5 to 10 years	0
Over 10 years	0
No specific or single maturity	4,116,484
Carrying amount	4,255,045
Other
Trading, Available-for-sale and Held-to-maturity Securities
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	319
Carrying amount	319
Mutual funds
Trading
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	6,495
Carrying amount	6,495
US government and federal agencies
Available-for-sale
Within 3 months	0
3 to 12 months	0
1 to 5 years	34,423
5 to 10 years	0
Over 10 years	0
No specific or single maturity	1,752,084
Carrying amount	1,786,507	2,709,104
Held-to-maturity
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	2,066,120
Carrying amount	2,066,120
Non-US governments debt securities
Available-for-sale
Within 3 months	0
3 to 12 months	3,064
1 to 5 years	22,361
5 to 10 years	0
Over 10 years	0
No specific or single maturity	0
Carrying amount	25,425	26,248
Corporate debt securities
Available-for-sale
Within 3 months	0
3 to 12 months	14,924
1 to 5 years	63,789
5 to 10 years	0
Over 10 years	0
No specific or single maturity	0
Carrying amount	78,713	243,372
Asset-backed securities - Student loans
Available-for-sale
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	12,626
Carrying amount	12,626	12,493
Commercial mortgage-backed securities
Available-for-sale
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	123,209
Carrying amount	123,209	141,500
Residential mortgage-backed securities
Available-for-sale
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	156,269
Carrying amount	$ 156,269	$ 184,723